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W. Thomas Conner Direct Phone: +1 202 414 9208 Email: tconner@reedsmith.com

April 13, 2015

VIA EDGAR SUBMISSION

Tom Kluck Division of Corporate Finance U.S. Securities & Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:       Teucrium Commodity Trust

Registration Statement on Form S-1

File No. 333-201953

Dear Mr. Kluck:

On behalf of the registrant, Teucrium Commodity (the “Registrant”), and its series, the Teucrium Agricultural Fund (the “Fund”), we are responding to the Staff’s comments dated March 6, 2015, in regards to the above-referenced registration statement (the “Registration Statement”).

For convenience, each comment is restated below, with the response immediately following. To the extent responses herein reflect revised or additional disclosure, such disclosure will be included in the Pre-Effective Amendment No. 1 filed herewith on EDGAR. All capitalized terms not defined herein have the meaning assigned to them in the Prospectus.

Comments

Incorporation by Reference of Certain Information, page 101

General

(1) Please update your financial statements and financial information to comply with Regulation S-X or advise.

Response: The Registration Statement has been revised accordingly.

If you have any questions on the foregoing, please do not hesitate to contact me at (202) 414-9208, Eric Simanek at (202) 414-9425 or Joseph Toner at (202) 414-9264.

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Tom Kluck April 13, 2015 Page 2

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner

cc: Jerard Gibson

Dale Riker